Employee Benefit Plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Employee Benefit Plans
Employer contributions	$ 42
Estimated future benefit payments, which reflect expected future service
2013	26.4
2014	27.3
2015	29.3
2016	32.1
2017	33.6
2018-2022	$ 199.6